DEBT - Narrative (FY) (Details) - USD ($) $ in Thousands		3 Months Ended		12 Months Ended
	Jan. 07, 2020	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Jul. 03, 2018
Debt Instrument [Line Items]
Payments of debt issuance costs		$ 0	$ 22	$ 189	$ 1,456
Monroe Facility
Debt Instrument [Line Items]
Debt instrument, face amount						$ 120,000
Expected payment if cap threshold is not met		$ 4,200		$ 4,200
Monroe Facility | Variable Income Interest Rate | Minimum
Debt Instrument [Line Items]
Effective rate				5.20%
Monroe Facility | Variable Income Interest Rate | Maximum
Debt Instrument [Line Items]
Effective rate				6.90%
Monroe Facility | Revolving credit facility
Debt Instrument [Line Items]
Long-term line of credit						5,000
Increase to borrowing capacity	$ 15,000				2,500
Payments of debt issuance costs	$ 1,500
Monroe Facility | Line of Credit
Debt Instrument [Line Items]
Debt instrument, face amount					199,000	100,000
Line of credit facility increase					99,000
Monroe Facility | Delayed draw term loan
Debt Instrument [Line Items]
Debt instrument, face amount						$ 15,000
Monroe Facility | Amended Capacity, Term Loan
Debt Instrument [Line Items]
Debt instrument, face amount			$ 212,700	$ 229,000	$ 221,500
Effective rate		5.20%		5.20%	6.80%